Insurance	12 Months Ended
Dec. 31, 2017
Insurance [Abstract]
Insurance
3. Insurance
Insurance Liabilities
Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

	December 31,
	2017	2016
	(In millions)
Annuities	$34,281	$33,155
Life	8,542	8,539
Run-off	27,027	24,819
Corporate & Other	7,534	7,430
Total	$77,384	$73,943

See Note 5 for discussion of affiliated reinsurance liabilities included in the table above.
Future policy benefits are measured as follows:

Product Type:	Measurement Assumptions:
Participating life insurance
Aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 4% to 5%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

Nonparticipating life insurance
Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company’s experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 9%.

Individual and group fixed annuities after annuitization	Present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 2% to 8%.
Long-term care and disability insurance active life reserves
The net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.

Long-term care and disability insurance claim reserves	Present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

Participating business represented 3% of the Company’s life insurance in-force at both December 31, 2017 and 2016. Participating policies represented 38%, 42% and 39% of gross traditional life insurance premiums for the years ended December 31, 2017, 2016 and 2015, respectively.
Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0% to 7%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.
Guarantees
The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life-contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note 7. Guarantees accounted for as insurance liabilities include:

Guarantee:			Measurement Assumptions:
GMDBs	•	A return of purchase payment upon death even if the account value is reduced to zero.	•
Present value of expected death benefits in excess of the projected account balance recognizing the excess ratably over the accumulation period based on the present value of total expected assessments.

	•	An enhanced death benefit may be available for an additional fee.	•	Assumptions are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk.
			•	Investment performance and volatility assumptions are consistent with the historical experience of the appropriate underlying equity index, such as the S&P 500 Index.
			•	Benefit assumptions are based on the average benefits payable over a range of scenarios.
GMIBs	•
After a specified period of time determined at the time of issuance of the variable annuity contract, a minimum accumulation of purchase payments, even if the account value is reduced to zero, that can be annuitized to receive a monthly income stream that is not less than a specified amount.
•
Present value of expected income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on present value of total expected assessments.

	•	Certain contracts also provide for a guaranteed lump sum return of purchase premium in lieu of the annuitization benefit.	•	Assumptions are consistent with those used for estimating GMDB liabilities.
			•	Calculation incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contract holder.
GMWBs	•	A return of purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that cumulative withdrawals in a contract year do not exceed a certain limit.	•	Expected value of the life contingent payments and expected assessments using assumptions consistent with those used for estimating the GMDB liabilities.
	•	Certain contracts include guaranteed withdrawals that are life contingent.
The Company also issues universal and variable life contracts where the Company contractually guarantees to the contract holder a secondary guarantee.
Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

	Annuity Contracts		Universal and Variable Life Contracts
	GMDBs	GMIBs	Secondary Guarantees	Total
	(In millions)
Direct
Balance at January 1, 2015	$630	$1,649	$2,374	$4,653
Incurred guaranteed benefits (1)	252	355	413	1,020
Paid guaranteed benefits	(37)	—	—	(37)
Balance at December 31, 2015	845	2,004	2,787	5,636
Incurred guaranteed benefits	339	331	753	1,423
Paid guaranteed benefits	(60)	—	—	(60)
Balance at December 31, 2016	1,124	2,335	3,540	6,999
Incurred guaranteed benefits	373	374	692	1,439
Paid guaranteed benefits	(58)	—	—	(58)
Balance at December 31, 2017	$1,439	$2,709	$4,232	$8,380
Net Ceded/(Assumed)
Balance at January 1, 2015	$(10)	$6	$846	$842
Incurred guaranteed benefits (1)	24	3	161	188
Paid guaranteed benefits	(34)	1	—	(33)
Balance at December 31, 2015	(20)	10	1,007	997
Incurred guaranteed benefits	48	10	98	156
Paid guaranteed benefits	(55)	—	—	(55)
Balance at December 31, 2016	(27)	20	1,105	1,098
Incurred guaranteed benefits	101	(20)	(160)	(79)
Paid guaranteed benefits	(56)	—	—	(56)
Balance at December 31, 2017	$18	$—	$945	$963
Net
Balance at January 1, 2015	$640	$1,643	$1,528	$3,811
Incurred guaranteed benefits (1)	228	352	252	832
Paid guaranteed benefits	(3)	(1)	—	(4)
Balance at December 31, 2015	865	1,994	1,780	4,639
Incurred guaranteed benefits	291	321	655	1,267
Paid guaranteed benefits	(5)	—	—	(5)
Balance at December 31, 2016	1,151	2,315	2,435	5,901
Incurred guaranteed benefits	272	394	852	1,518
Paid guaranteed benefits	(2)	—	—	(2)
Balance at December 31, 2017	$1,421	$2,709	$3,287	$7,417

(1) See Note 5.
Information regarding the Company’s guarantee exposure was as follows at:

	December 31,
	2017				2016
	In the Event of Death		At Annuitization		In the Event of Death		At Annuitization
	(Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)	$115,147		$67,110		$111,719		$64,503
Separate account value	$109,792		$65,782		$106,759		$63,025
Net amount at risk	$5,261	(4)	$2,642	(5)	$6,837	(4)	$3,313	(5)
Average attained age of contract holders	68 years		68 years		67 years		67 years

	December 31,
	2017	2016
	Secondary Guarantees
	(Dollars in millions)
Universal Life Contracts
Total account value (3)	$6,244	$6,216
Net amount at risk (6)	$75,304	$76,216
Average attained age of policyholders	64 years	63 years

Variable Life Contracts
Total account value (3)	$3,379	$3,110
Net amount at risk (6)	$24,546	$26,419
Average attained age of policyholders	49 years	48 years
__________________

(1)	The Company’s annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2)
Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 5 for a discussion of guaranteed minimum benefits which have been reinsured.

(3)	Includes the contract holder’s investments in the general account and separate account, if applicable.

(4)
Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5)
Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company’s potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6)
Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

	December 31,
	2017	2016
	(In millions)
Fund Groupings:
Balanced	$56,979	$54,371
Equity	47,571	44,750
Bond	6,662	6,686
Money Market	657	761
Total	$111,869	$106,568
Obligations Under Funding Agreements
The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2017, 2016 and 2015, the Company issued $0, $1.4 billion and $13.0 billion, respectively, and repaid $6 million, $3.4 billion and $14.4 billion, respectively, of such funding agreements. At December 31, 2017 and 2016, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $141 million and $127 million, respectively.
Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Pittsburgh and holds common stock in certain regional banks in the FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2017 and 2016 were $71 million and $75 million, respectively.
Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Information related to FHLB funding agreements was as follows at:

	December 31,
	2017	2016
	(In millions)
Liabilities	$595	$645

Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company’s obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company’s liabilities to the FHLBs.